Contract Assets - Summary of Contract Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disclosure Of Detailed Information About Current Contract Asset [Line Items]
Current contract assets	$ 36,521	$ 49,365	$ 46,842